Document And Entity Information	12 Months Ended
Dec. 31, 2022
Cover [Abstract]
Document Type	DEFR14A
Amendment Flag	true
Entity Registrant Name	MANHATTAN ASSOCIATES, INC.
Entity Central Index Key	0001056696
Amendment Description	This Amendment corrects and supplements the definition of the “Target Revenue” corporate performance measure used to determine annual cash bonus payouts to, and the number of performance-based restricted stock units earned by, the named executive officers in 2022. For 2022, Target Revenue excluded hardware and billed travel revenue but did include cloud revenue.